Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Level 3 Battery business	Mar. 31, 2014 Level 3 Disc manufacturing business	Mar. 31, 2014 Minimum Level 3 Battery business	Mar. 31, 2014 Minimum Level 3 Disc manufacturing business	Mar. 31, 2014 Maximum Level 3 Battery business	Mar. 31, 2014 Maximum Level 3 Disc manufacturing business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 6,631	¥ 1,612
Transfers out of level 1	¥ 2,250	¥ 2,417
Fair value measurements, discount rate			10.00%	10.00%
Fair value measurements, projected revenue growth rate					0.00%		15.00%
Fair value measurements, projected revenue decline rate						(6.00%)		(13.00%)